Long-term debt and current portion of long-term debt (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings	€ 24,707	€ 27,239
Current portion of non-current borrowings	2,286	3,279
Non-current portion of non-current borrowings	€ 20,179	20,564
Unsecured Bank Loans Received [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2018–2032
Borrowings	€ 4,001
Non-current portion of non-current borrowings	€ 3,200
Ordinary Bonds Issued [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2018–2043
Borrowings	€ 17,965	19,003
Non-current portion of non-current borrowings	€ 16,520
Other Borrowings [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2018–2032
Borrowings	€ 112
Non-current portion of non-current borrowings	€ 72
Convertible bonds issued {Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings, maturity	2022
Borrowings	€ 387
Non-current portion of non-current borrowings	387
Long-term debt and current portion of long-term debt [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Borrowings	22,465	23,843
Non-current portion of non-current borrowings	20,179	€ 20,564
Not later than one year [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	2,286
Not later than one year [member] | Unsecured Bank Loans Received [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	801
Not later than one year [member] | Ordinary Bonds Issued [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	1,445
Not later than one year [member] | Other Borrowings [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	40
Later than one year and not later than two years [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	3,821
Later than one year and not later than two years [member] | Unsecured Bank Loans Received [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	1,290
Later than one year and not later than two years [member] | Ordinary Bonds Issued [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	2,486
Later than one year and not later than two years [member] | Other Borrowings [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	45
Later than two years and not later than three years [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	3,103
Later than two years and not later than three years [member] | Unsecured Bank Loans Received [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	729
Later than two years and not later than three years [member] | Ordinary Bonds Issued [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	2,371
Later than two years and not later than three years [member] | Other Borrowings [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	3
Later than three years and not later than four years [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	1,278
Later than three years and not later than four years [member] | Unsecured Bank Loans Received [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	341
Later than three years and not later than four years [member] | Ordinary Bonds Issued [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	934
Later than three years and not later than four years [member] | Other Borrowings [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	3
Later than four years and not later than five years [member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	1,230
Later than four years and not later than five years [member] | Unsecured Bank Loans Received [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	143
Later than four years and not later than five years [member] | Ordinary Bonds Issued [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	697
Later than four years and not later than five years [member] | Other Borrowings [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	3
Later than four years and not later than five years [member] | Convertible bonds issued {Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	387
Later than Five Years [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	10,747
Later than Five Years [Member] | Unsecured Bank Loans Received [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	697
Later than Five Years [Member] | Ordinary Bonds Issued [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	10,032
Later than Five Years [Member] | Other Borrowings [Member]
DisclosureOfBorrowingsExplanatoryLineItems [Line Items]
Non-current portion of non-current borrowings	€ 18